Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets and lease liabilities
	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2022	9,038	283	76	9,397	13,573
Additions and extensions to ROU assets	9,526	118	1,693	11,337	11,354
Depreciation	(1,975)	(129)	(121)	(2,225)	—
Lease termination	(104)	(7)	—	(111)	(112)
Impairment	(791)	—	(1,243)	(2,034)	—
Payments	—	—	—	—	(7,528)
Interest	—	—	—	—	1,451
Foreign exchange	—	—	—	—	(874)
As of December 31, 2022	15,694	265	405	16,364	17,864
Less current portion of lease liabilities					(3,649)
Non-current portion of lease liabilities					14,215

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2021	5,129	180	84	5,393	11,023
Additions and extensions to ROU assets	5,713	205	21	5,939	5,911
Additions to property, plant and equipment	—	—	—	—	7,786
Depreciation	(1,040)	(99)	(29)	(1,168)	—
Lease termination	(764)	(3)	—	(767)	(892)
Lease liabilities converted to long-term debt	—	—	—	—	(3,904)
Payments	—	—	—	—	(5,746)
Issuance of warrants	—	—	—	—	(2,160)
Interest	—	—	—	—	1,513
Foreign exchange	—	—	—	—	42
As of December 31, 2021	9,038	283	76	9,397	13,573
Less current portion of lease liabilities					(4,346)
Non-current portion of lease liabilities					9,227